Parent-Only Financial Statements, Balance Sheet (Details) (USD $)	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Assets
Cash and cash equivalents	$ 21,860,000,000		$ 19,440,000,000		$ 16,044,000,000	$ 27,080,000,000
Securities available for sale	235,199,000,000		222,613,000,000
Total assets	1,422,968,000,000	[1]	1,313,867,000,000	[1]
Liabilities and equity
Short-term borrowings	57,175,000,000		49,091,000,000		55,401,000,000
Accrued expenses and other liabilities	76,668,000,000		77,665,000,000
Long-term debt	127,379,000,000		125,354,000,000
Total liabilities	1,264,057,000,000	[2]	1,172,180,000,000	[2]
Stockholders' equity	157,554,000,000		140,241,000,000
Total liabilities and equity	1,422,968,000,000		1,313,867,000,000
Parent Company [Member]
Assets
Cash and cash equivalents	35,702,000,000		19,342,000,000		30,249,000,000	27,314,000,000
Securities available for sale	7,268,000,000		7,427,000,000
Other assets	7,880,000,000		7,579,000,000
Total assets	260,103,000,000		237,669,000,000
Liabilities and equity
Short-term borrowings	1,592,000,000		759,000,000
Accrued expenses and other liabilities	8,332,000,000		7,052,000,000
Long-term debt	76,233,000,000		77,613,000,000
Indebtedness to nonbank subsidiaries	16,392,000,000		12,004,000,000
Total liabilities	102,549,000,000		97,428,000,000
Stockholders' equity	157,554,000,000		140,241,000,000
Total liabilities and equity	260,103,000,000		237,669,000,000
Parent Company [Member] | Bank [Member]
Assets
Loans to subsidiaries	0		3,885,000,000
Investments in subsidiaries	148,693,000,000		135,155,000,000
Parent Company [Member] | Nonbank [Member]
Assets
Loans to subsidiaries	41,068,000,000		46,987,000,000
Investments in subsidiaries	19,492,000,000		17,294,000,000
Parent Company [Member] | Subsidiary banks [Member]
Assets
Cash and cash equivalents	35,697,000,000		19,312,000,000
Parent Company [Member] | Nonaffiliates [Member]
Assets
Cash and cash equivalents	$ 5,000,000		$ 30,000,000

[1]	Our consolidated assets at December 31, 2012 and December 31, 2011, include the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Cash and due from banks, $260 million and $321 million; Trading assets, $114 million and $293 million; Securities available for sale, $2.8 billion and $3.3 billion; Mortgages held for sale, $469 million and $444 million; Net loans, $10.6 billion and $12.0 billion; Other assets, $457 million and $1.9 billion, and Total assets, $14.6 billion and $18.2 billion, respectively.
[2]	Our consolidated liabilities at December 31, 2012 and December 31, 2011, include the following VIE liabilities for which the VIE creditors do not have recourse to Wells Fargo: Short-term borrowings, $0 and $24 million; Accrued expenses and other liabilities, $134 million and $175 million; Long-term debt, $3.5 billion and $4.9 billion; and Total liabilities, $3.6 billion and $5.1 billion, respectively.